UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2004

Check here if Amendment [  ]; Amendment Number: ____
  This Amendment (Check only one.): [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Seth Tobias
Address:     153 East 53rd Street
             Suite 5501
             New York, NY 10022

Form 13F File Number: 28-________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Seth Tobias
Title:       Manager
Phone:       212-521-5050

Signature, Place, and Date of Signing:

       /s/ S. Tobias                    New York, NY             8/11/04
        [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                131

Form 13F Information Table Value Total:           $407,955
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                              FORM 13F-HR
                                                         QTR Ending 6/30/2004

         COLUMN 1              COLUMN 2    COLUMN 3    COLUMN 4       COLUMN 5              COLUMN 6     COL 7        COLUMN 8
-------------------------   ------------  ----------  ----------    -----------          -------------   -----  -----------------
                                                          VALUE       SHRS OR SH/ PUT/    INV.  DISCR.    MGR        VOT AUTHOR.
     NAME OF ISSUER        TITLE OF CLASS    CUSIP      (x$1000)     PRN AMT PRN CALL    SOLE    SHRD OTH       SOLE     SHRD  NONE

ANALOG DEVICES INC                  COMMON    032654105       353     7,500               X                     X
AUTO DATA NETWORK INC               OTC IS    05270Q104       113    42,200               X                     X
ALLIANCE GAMING CORP                OTC IS    01859P609       601    35,000               X                     X
CALL APPLIED MATLS MAY 50.          CALL O    0382224GD        13    70,000               X                     X
AMGEN INC                           OTC IS    031162100     15334   281,000               X                     X
AMR CORP DEL -W/RTS TO PUR          COMMON    001765106      1817   150,000               X                     X
AMERICAN TOWER SYS CORP             COMMON    029912201     19000   125,000               X                     X
APPLEBEES INTERNATIONAL IN          OTC IS    037899101       932    40,500               X                     X
ACTION PERFORMANCE COMPANI          OTC IS    004933107       226    15,000               X                     X
ACTIVISION INC NEW                  OTC IS    004930202      3896   245,000               X                     X
AZTAR CORP                          COMMON    054802103      2380    85,000               X                     X
BJ SERVICES CO                      COMMON    055482103      2865    62,500               X                     X
CALL IMMUCOR INC JUL 30.00          CALL O    4525264GF        29    10,000               X                     X
IMMUCOR INC                         OTC IS    452526106       326    10,000               X                     X
BIOMARIN PHARMACEUTICAL IN          OTC IS    09061G101      2700   450,000               X                     X
BRISTOL MYERS SQUIBB CO             COMMON    110122108      3859   157,500               X                     X
BOWATER INC                         COMMON    102183100      3743    90,000               X                     X
BOSTON SCIENTIFIC CORP              COMMON    101137107      9536   222,800               X                     X
COMMERCE BANCORP INC NJ             COMMON    200519106     14303   260,000               X                     X
CBRL GROUP INC                      OTC IS    12489V106      2005    65,000               X                     X
CROWN HOLDINGS INC                  COMMON    228368106      6829   685,000               X                     X
CHIPPAC INC                         OTC IS    169657103      4703   750,000               X                     X
COMCAST CORP-SPECIAL CL A           OTC IS    20030N200      3727   135,000               X                     X
COX COMMUNICATIONS INC              COMMON    224044107      3049   109,700               X                     X
CHARLES RIVER LABORATORIES          COMMON    159864107      2444    50,000               X                     X
CARRIZO OIL & GAS INC               OTC IS    144577103       276    27,000               X                     X
CISCO SYSTEMS INC.                  OTC IS    17275R102      3555   150,000               X                     X
CITRIX SYS INC                      OTC IS    177376100      2036   100,000               X                     X
CABLEVISION SYSTEMS CORP C          COMMON    12686C109       393    20,000               X                     X
WALT DISNEY CO HOLDING CO           COMMON    254687106      7838   307,500               X                     X
ECHOSTAR COMMUNICATIONS CO          OTC IS    278762109      1384    45,000               X                     X
DOW JONES & CO INC                  COMMON    260561105      3157    70,000               X                     X
GENENTECH INC                       COMMON    368710406      4215    75,000               X                     X
DOW CHEMICAL CO                     COMMON    260543103       407    10,000               X                     X
DST SYSTEMS INC-DEL                 COMMON    233326107     15148   315,000               X                     X
EQUITY OFFICE PROPERTIES T          COMMON    294741103      5440   200,000               X                     X
EMBRAER-EMPRESA BRASILEIRA          COMMON    29081M102      3631   127,000               X                     X
EXELON CORP                         COMMON    30161N101       499    15,000               X                     X
FIRST HORIZON NATL CORP             COMMON    320517105      8185   180,000               X                     X
SPRINT CORP                         COMMON    852061100       528    30,000               X                     X
FOSSIL INC                          OTC IS    349882100       681    25,000               X                     X
FOX ENTERTAINMENT GROUP IN          COMMON    35138T107      1375    51,500               X                     X
FEDERAL HOME LOAN MORTGAGE          COMMON    313400301      6330   100,000               X                     X
CALL GENERAL ELECTRIC OCT           CALL O    3696044GZ        35   175,000               X                     X
GENERAL ELECTRIC CO                 COMMON    369604103     14629   451,500               X                     X
GENWORTH FINANCIAL INC CL           COMMON    37247D106       803    35,000               X                     X
B F GOODRICH CO                     COMMON    382388106       404    12,500               X                     X
HALLIBURTON CO                      COMMON    406216101      5749   190,000               X                     X
HOME DEPOT INC                      COMMON    437076102      3256    92,500               X                     X
HARMONIC LIGHTWAVES                 OTC IS    413160102       726    85,325               X                     X
HEINZ H J CO                        COMMON    423074103     10878   277,500               X                     X
HONEYWELL INTL INC                  COMMON    438516106      2381    65,000               X                     X
***DESARROLLADORA HOMEX S           COMMON    25030W100      4596   265,500               X                     X
HYPERION SOLUTIONS CORP             OTC IS    44914M104      2186    50,000               X                     X
INTERACTIVECORP                     OTC IS    45840Q101      5710   189,444               X                     X
EMPRESAS ICA SOCIEDAD CONT          COMMON    292448107       122    66,200               X                     X
INTERNET CAPITAL GROUP INC          OTC IS    46059C205      2080   270,070               X                     X
INTEGRATED DEVICE TECHNOLO          OTC IS    458118106      1038    75,000               X                     X
INTL GAME TECHNOLOGY                COMMON    459902102      6080   157,500               X                     X
IMCLONE SYSTEMS INC                 OTC IS    45245W109     12869   150,000               X                     X
INFOSPACE.COM INC                   OTC IS    45678T201       285     7,500               X                     X
INTERNATIONAL PAPER CO              COMMON    460146103      1453    32,500               X                     X
INGERSOLL RAND CO                   COMMON    G4776G101       512     7,500               X                     X
KEY ENERGY GROUP INC                COMMON    492914106      2832   300,000               X                     X
CALL KING PHARMA INC OCT 1          CALL O    4955824JV        26    40,000               X                     X
KING PHARMACEUTICALS INC            COMMON    495582108      1718   150,000               X                     X
KLA INSTRUMENTS CORP                OTC IS    482480100      4938   100,000               X                     X
COCA COLA CO                        COMMON    191216100      3786    75,000               X                     X
KROGER CO                           COMMON    501044101       546    30,000               X                     X
MBNA CORP                           COMMON    55262L100      3869   150,000               X                     X
MCDONALDS CORP                      COMMON    580135101      2249    86,500               X                     X
***MCDERMOTT INTERNATIONAL          COMMON    580037109       965    95,000               X                     X
MASSEY ENERGY CORP                  COMMON    576206106      2257    80,000               X                     X
MILLENNIUM PHARMACEUTICALS          OTC IS    599902103       690    50,000               X                     X
MARSH & MCLENNAN COMPANIES          COMMON    571748102      8191   180,500               X                     X
3M COMPANY                          COMMON    88579Y101      3510    39,000               X                     X
MCMORAN EXPLORATION COMPAN          COMMON    582411104      3357   215,500               X                     X
MTR GAMING GROUP INC                OTC IS    553769100      1887   172,300               X                     X
MERCK & CO INC                      COMMON    589331107      3064    64,500               X                     X
MEDICIS PHARMACEUTICAL COR          COMMON    584690309      1159    29,000               X                     X
NATIONAL DATA CORP                  COMMON    639480102       348    15,000               X                     X
NOBLE DRILLING CORP                 COMMON    G65422100      2842    75,000               X                     X
NII HLDGS INC                       OTC IS    62913F201       337    10,000               X                     X
NAUTILUS GROUP INC                  OTC IS    63910B102      1561    80,000               X                     X
NBTY INC                            OTC IS    628782104      4555   155,000               X                     X
PUT SUSQ NUE STKN 84                PUT OP    XNUE84           53    10,000               X                     X
NORTHWEST AIRLINES CORP-CL          OTC IS    667280101      2224   200,000               X                     X
CALL NEW YORK CMNTY B JUL           CALL O    6494454GD        16    25,000               X                     X
NEW YORK COMMUNITY BANKCOR          OTC IS    649445103      5104   260,000               X                     X
EMPIRE RESORTS INC                  OTC IS    292052107      1405   100,000               X                     X
OIL SVC HOLDRS TR                   COMMON    678002106       722    10,000               X                     X
OSI PHARMACEUTICALS INC             OTC IS    671040103      3522    50,000               X                     X
PACER INTL INC TENN                 OTC IS    69373H106      1203    65,000               X                     X
PAID INC                            OTC IS    69561N204        38   100,000               X                     X
PROTEIN DESIGN LABS INC             OTC IS    74369L103      3826   200,000               X                     X
PF CHANGS CHINA BISTRO INC          OTC IS    69333Y108       412    10,000               X                     X
PFIZER INC                          COMMON    717081103      3685   107,500               X                     X
PMI GROUP INC                       COMMON    69344M101      4352   100,000               X                     X
PATINA OIL & GAS CORP               COMMON    703224105       448    15,000               X                     X
TRANSOCEAN SEDCO FOREX INC          COMMON    G90078109       868    30,000               X                     X
***COMPANHIA VALE DO RIO D          COMMON    204412209       761    16,000               X                     X
ROCKWELL INTL CORP NEW              COMMON    773903109       281     7,500               X                     X
CALL RAYTHEON CO JUL 35.00          CALL O    7551114GG        24    30,000               X                     X
***SCHLUMBERGER LTD                 COMMON    806857108      4573    72,000               X                     X
SONY CORP-ADR NEW                   COMMON    835699307      8219   216,000               X                     X
SOVEREIGN BANCORP INC               OTC IS    845905108      8509   385,000               X                     X
SPX CORP                            COMMON    784635104      4834   104,100               X                     X
SPECTRASITE INC                     OTC IS    84761M104      6915   160,000               X                     X
ST ASSEMBLY TEST SVCS LTD           OTC IS    85227G102       550    69,994               X                     X
TEVA PHARMACEUTICAL ADR             COMMON    881624209      3359    50,000               X                     X
TEREX CORP NEW                      COMMON    880779103       256     7,500               X                     X
TIBCO SOFTWARE INC                  OTC IS    88632Q103       423    50,000               X                     X
TIFFANY & CO-NEW                    COMMON    886547108      1216    33,000               X                     X
***TOMMY HILFIGER CORP-ORD          COMMON    G8915Z102      5148   340,000               X                     X
CALL TOYS R US INC JUL 15.          CALL O    8923354GC        24    20,000               X                     X
TOYS R US INC                       COMMON    892335100      2880   180,800               X                     X
TEMPUR PEDIC INTERNATIONAL          OTC IS    88023U101       771    55,000               X                     X
SPORTS AUTHORITY INC                OTC IS    84917U109      1364    38,000               X                     X
TVC TELECOM INC                     OTC IS    873061105         2   200,000               X                     X
CALL AOL TIME WARNER SEP 1          CALL O    8873174GR        63    90,000               X                     X
TIME WARNER INC                     COMMON    887317105     11515   655,000               X                     X
UNION PACIFIC  CORP                 COMMON    907818108      6837   115,000               X                     X
VIACOM INC-CL B                     COMMON    925524308      5179   145,000               X                     X
VERITAS SOFTWARE CORP               OTC IS    923436109      2779   100,000               X                     X
WILLIAMS COMPANIES INC              COMMON    969457100       238    20,000               X                     X
WMS INDUSTRIES INC                  COMMON    929297109       209     7,000               X                     X
WAL MART STORES INC                 COMMON    931142103      1055    20,000               X                     X
WINDSORTECH INC                     OTC IS    97380P100      1301   578,300               X                     X
WIRELESS TELECOM GROUP INC          COMMON    976524108        88    30,000               X                     X
YAHOO INC                           OTC IS    984332106       364    10,000               X                     X
                                                           407955